UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 12b-25
Commission File Number _____
NOTIFICATION OF LATE FILING
      (Check One): X Form 10-K _ Form 20-F_ Form 11-K_ Form 10-Q
_ Form N-SAR
	For Period Ended: September 29, 2001
_   Transition Report on Form 10-K 	   _   Transition Report Form 10-Q

_   Transition Report on Form 20-F	   _   Transition Report on Form
                                            N-SAR
_   Transition Report on Form 11-K
	For the Transition Period Ended:
	Read attached instruction before preparing form.  Please print or type.
	Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
            If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:
_____________________________________________________

PART I
REGISTRANT INFORMATION
Full name of registrant  Kentucky Electric Steel, Inc.
Former name if applicable

Address of principal executive office (Street and number)
P.O. Box 3500
City, state and zip code  Ashland, Kentucky 41105-3500

PART II
RULES 12b-25(b) AND (c)
            If the subject report could not be filed without
unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)
(a)  The reasons described in reasonable detail in Part
III of this form could not be eliminated without
unreasonable effort or expense;
    X		(b)  The subject annual report, semi-annual report,
transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-
Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III
NARRATIVE
           State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

            The registrant is unable to file its Form 10-K for its fiscal year ended September 29, 2001 within the required period without unreasonable effort and expense because of the substantial commitment of time and resources by the registrant's management, including its Chief Executive Officer and Chief Financial Officer, to efforts to restructure all of the major financing arrangements of the registrant, the restructuring of which will have a significant impact on certain classifications and disclosures required in the registrant's financials and other portions of its Form 10-K. The registrant's Form 10-K will be filed by the 15th calendar day following its prescribed due date.

PART IV
OTHER INFORMATION
            (1) Name and telephone number of person to contact in regard to this notification

	William J. Jessie			    (606)  929-1222
		(Name)		   (Area Code) (Telephone Number)

            (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
		X Yes  _ No

            (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
	      X Yes  _ No

            If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

            The registrant operates in the steel industry, primarily as a mini-mill producer of bar flats. As has been reported in the registrant's Form 10-Q for the quarterly period ended June 30, 2001, the registrant's products were negatively impacted by soft market conditions, depressed prices, and steel imports in the registrant's fiscal year. Consequently, the results for the first nine months of fiscal year 2001 were significantly worse than for the comparable period in the prior fiscal year. For example, net sales for the nine months ended June 30, 2001 decreased to $56.0 million, as compared to $89.1 million for the nine months ended July 1, 2000, and gross profit for the nine months ended June 30, 2001 decreased to $0.8 million as compared to $7.9 million for the nine months ended July 1, 2000. The registrant anticipates that its results as of the end of its fiscal year 2001 will be likewise significantly worse than those reported for its fiscal year 2000. The registrant expects to be in a position to announce its fiscal year 2001 results prior to the filing of its Form 10-K.

	       Kentucky Electric Steel, Inc.
       (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date  December 28, 2001   By /s/ William J. Jessie
				  William J. Jessie
				  Vice President, Secretary, Treasurer and
                          Chief Financial Officer

            Instruction. The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
		Intentional misstatements or omissions of fact constitute Federal criminal violations (see 18 U.S.C. 1001).

GENERAL INSTRUCTIONS
            1. This form is required by Rule 12b-25 of the General Rules and Regulations under the Securities Exchange Act of 1934.
            2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, DC 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of the public record in the Commission files.
            3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.
            4. Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.
            5. Electronic filers. This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit a report within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T.